UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GREG LEWIN
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Address:   10 WRIGHT STREET
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           WESTPORT CT 06881
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Form 13F File Number:  28-6533
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      GREG LEWIN
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Title:
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Phone:     203-226-7591
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Signature, Place, and Date of Signing:

          /s/ Greg Lewin                  Westport, CT              11/14/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-

           -------------        --------------------------------------------
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             NONE
                                               -------------

Form 13F Information Table Entry Total:        2
                                               -------------

Form 13F Information Table Value Total:      $ 4,231
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                                   (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-

     ------           -----------              --------------------------

     [Repeat as necessary.]


                                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----

IGEN INC.              COMMON       449536101 4,128,000  150,000          SOLE              X
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PHOTOMEDEX             COMMON       719358103   103,000   29,100          SOLE              X
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NOTE:

The limited contents of Form 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.
